Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SERIES TRUST II
Entity Central Index Key	0000074663
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000006391
Shareholder Report [Line Items]
Fund Name	Parametric Tax-Managed Emerging Markets Fund
Class Name	Class I
Trading Symbol	EITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Tax-Managed Emerging Markets Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Underweight exposure to South Korea detracted as returns for chipmakers propelled aggregate results for the country to a significant gain

↓ Underweight exposure to Taiwan detracted from the Fund’s index-relative returns as strong gains among technology stocks drove a substantial country-wide rally

↓ Sector weighting in Taiwan detracted because of an overweight in the industrials sector, which underperformed

↑ Underweight to China helped as aggregate results were negatively affected by weakness from the consumer discretionary and communication services segments

↑ Underweight to India helped as equity returns trailed the broader Index amid reports that India’s economy is at risk from AI substitution in IT services

↑ Sector allocations in Thailand contributed, due in part to an overweight allocation to IT, which drove headline results

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI Emerging Markets Index
6/16	$1,000,000	$1,000,000
7/16	$1,043,026	$1,050,322
8/16	$1,045,202	$1,076,425
9/16	$1,054,629	$1,090,266
10/16	$1,055,838	$1,092,865
11/16	$1,011,361	$1,042,560
12/16	$1,029,653	$1,044,862
1/17	$1,081,025	$1,102,040
2/17	$1,105,359	$1,135,775
3/17	$1,130,430	$1,164,446
4/17	$1,150,586	$1,189,940
5/17	$1,170,250	$1,225,120
6/17	$1,173,445	$1,237,453
7/17	$1,230,962	$1,311,216
8/17	$1,259,966	$1,340,464
9/17	$1,250,626	$1,335,134
10/17	$1,259,721	$1,381,938
11/17	$1,256,525	$1,384,712
12/17	$1,308,603	$1,434,419
1/18	$1,400,949	$1,553,972
2/18	$1,349,145	$1,482,304
3/18	$1,336,132	$1,454,743
4/18	$1,321,867	$1,448,307
5/18	$1,255,548	$1,396,987
6/18	$1,216,007	$1,338,947
7/18	$1,253,296	$1,368,360
8/18	$1,205,496	$1,331,360
9/18	$1,206,247	$1,324,294
10/18	$1,133,422	$1,208,971
11/18	$1,159,949	$1,258,793
12/18	$1,135,914	$1,225,446
1/19	$1,222,682	$1,332,743
2/19	$1,216,539	$1,335,739
3/19	$1,216,795	$1,346,950
4/19	$1,231,384	$1,375,305
5/19	$1,183,521	$1,275,511
6/19	$1,241,878	$1,355,118
7/19	$1,222,682	$1,338,547
8/19	$1,173,283	$1,273,284
9/19	$1,185,057	$1,297,591
10/19	$1,217,563	$1,352,306
11/19	$1,212,188	$1,350,445
12/19	$1,277,951	$1,451,196
1/20	$1,222,000	$1,383,549
2/20	$1,131,637	$1,310,590
3/20	$893,909	$1,108,729
4/20	$977,442	$1,210,260
5/20	$1,012,642	$1,219,555
6/20	$1,060,450	$1,309,204
7/20	$1,114,037	$1,426,197
8/20	$1,138,729	$1,457,722
9/20	$1,111,410	$1,434,341
10/20	$1,103,792	$1,463,893
11/20	$1,236,710	$1,599,285
12/20	$1,334,960	$1,716,854
1/21	$1,336,297	$1,769,488
2/21	$1,355,551	$1,783,023
3/21	$1,359,830	$1,756,094
4/21	$1,395,397	$1,799,817
5/21	$1,449,950	$1,841,556
6/21	$1,462,252	$1,844,729
7/21	$1,414,651	$1,720,582
8/21	$1,463,054	$1,765,619
9/21	$1,424,011	$1,695,452
10/21	$1,428,824	$1,712,174
11/21	$1,355,551	$1,642,397
12/21	$1,396,480	$1,673,214
1/22	$1,394,425	$1,641,542
2/22	$1,349,520	$1,592,476
3/22	$1,342,476	$1,556,509
4/22	$1,279,373	$1,469,926
5/22	$1,279,079	$1,476,398
6/22	$1,189,855	$1,378,292
7/22	$1,205,997	$1,374,906
8/22	$1,206,291	$1,380,646
9/22	$1,101,217	$1,218,790
10/22	$1,118,241	$1,180,948
11/22	$1,237,109	$1,356,104
12/22	$1,225,566	$1,337,043
1/23	$1,297,468	$1,442,618
2/23	$1,239,817	$1,349,075
3/23	$1,265,404	$1,389,935
4/23	$1,275,120	$1,374,183
5/23	$1,246,942	$1,351,102
6/23	$1,294,229	$1,402,403
7/23	$1,369,370	$1,489,704
8/23	$1,310,423	$1,397,938
9/23	$1,274,796	$1,361,379
10/23	$1,224,595	$1,308,483
11/23	$1,306,537	$1,413,201
12/23	$1,356,093	$1,468,449
1/24	$1,311,862	$1,400,264
2/24	$1,353,693	$1,466,877
3/24	$1,380,781	$1,503,226
4/24	$1,379,409	$1,509,952
5/24	$1,407,526	$1,518,480
6/24	$1,412,669	$1,578,375
7/24	$1,430,156	$1,583,072
8/24	$1,450,729	$1,608,631
9/24	$1,510,390	$1,716,048
10/24	$1,456,900	$1,639,730
11/24	$1,432,213	$1,580,814
12/24	$1,422,859	$1,578,643
1/25	$1,445,091	$1,606,854
2/25	$1,445,450	$1,614,638
3/25	$1,463,379	$1,624,860
4/25	$1,493,141	$1,646,212
5/25	$1,544,060	$1,716,443
6/25	$1,613,625	$1,819,648
7/25	$1,644,822	$1,855,111
8/25	$1,694,665	$1,878,906
9/25	$1,750,604	$2,013,313
10/25	$1,796,861	$2,097,451
11/25	$1,793,993	$2,047,291
12/25	$1,825,184	$2,108,531
1/26	$1,962,317	$2,295,195
2/26	$2,033,702	$2,421,324
3/26	$1,878,159	$2,105,051
4/26	$2,000,264	$2,414,721
5/26	$2,034,453	$2,648,621
6/26	$1,999,512	$2,611,325

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	23.91%	6.45%	7.17%
MSCI Emerging Markets Index (net of foreign withholding taxes)	43.51%	7.19%	10.07%
Footnote	Description
Footnote[1]	Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 589,507,405
Holdings Count | Holding	1,451
Advisory Fees Paid, Amount	$ 2,582,435
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$589,507,405
# of Portfolio Holdings	1,451
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,582,435

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	1.3%
Africa	8.4%
Middle East	10.7%
Emerging Europe	12.8%
Latin America	14.3%
Asia	51.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761